Long term debt - Schedule of Long Term Debt (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt, Current Maturities [Abstract]
Current portion of long term debt	CAD 0	CAD 8,169
Long-term Debt, Excluding Current Maturities [Abstract]
Less: deferred financing costs	(1,935)	(60)
Long-term debt	70,065	31,266
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	40,000	0
Credit facility
Long-term Debt, Current Maturities [Abstract]
Credit facility	0	8,246
Less: deferred financing costs	0	(77)
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	CAD 32,000	CAD 31,326